Customer deposits (Tables)	12 Months Ended
Dec. 31, 2023
Customer Deposits
Schedule of customer deposits

In BRL thousands	2023	2022	2021

Classification:
Financial liabilities at amortized cost	583,220,576	489,953,489	468,961,069
Total	583,220,576	489,953,489	468,961,069

Type:
Demand deposits
Current accounts (1)	36,598,932	26,607,407	41,742,247
Savings accounts	58,075,460	60,170,586	65,248,913
Time deposits	390,497,032	339,943,008	280,955,456
Repurchase agreements	98,049,152	63,232,488	81,014,453
Comprising:
Backed operations with Private Securities (2)	21,550,508	17,309,369	20,103,099
Backed operations with Government Securities	76,498,644	45,923,119	60,911,354
Total	583,220,576	489,953,489	468,961,069
(1)	Non-remunerated accounts.
(2)	Referem-se, basicamente, a operações compromissadas com lastro em debêntures de emissão própria.